SUBSEQUENT EVENTS (Details) - ENERGY VAULT HOLDINGS, INC - USD ($)				1 Months Ended			2 Months Ended	9 Months Ended	12 Months Ended
	Sep. 08, 2021	Sep. 03, 2021	Aug. 30, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SUBSEQUENT EVENTS
Number of shares issued for exercise of stock options								55,000
Cash proceeds for exercise of stock options granted								$ 5,499
Amount of loan repaid								$ 765,070		$ 1,100,218
Series B-1 convertible preferred stock
SUBSEQUENT EVENTS
Number of shares issued									536,301
Cash proceeds									$ 7,779,985
Series C preferred stock
SUBSEQUENT EVENTS
Number of shares issued								2,182,515
Cash proceeds								$ 106,999,544
Subsequent events
SUBSEQUENT EVENTS
Term of licensing contract				3 years
Subsequent events | Paycheck Protection Program
SUBSEQUENT EVENTS
Amount of loan repaid		$ 220,020
Subsequent events | Swiss Government COVID-19 Relief Loan
SUBSEQUENT EVENTS
Amount of loan repaid	$ 540,000
Subsequent events | Subscription Agreements
SUBSEQUENT EVENTS
Purchase price per share	$ 10.00
Aggregate value of additional issuance of shares	$ 100,000,000
Subsequent events | 2017 Plan
SUBSEQUENT EVENTS
Number of shares issued for exercise of stock options					55,000
Cash proceeds for exercise of stock options granted					$ 5,500
Subsequent events | Series B-1 convertible preferred stock
SUBSEQUENT EVENTS
Number of shares issued				42,738	654,866	358,453
Cash proceeds				$ 619,989	$ 9,499,987	$ 5,199,988
Subsequent events | Series C preferred stock
SUBSEQUENT EVENTS
Number of shares issued			2,182,515				2,182,515
Cash proceeds			$ 107,000,000				$ 107,000,000
Purchase price per share			$ 49.0258